Tax - Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate (Details) - PRC [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Computed income tax expense with PRC statutory tax rate	[1]	25.00%	25.00%	25.00%
Non-deductible items		(0.16%)	0.17%	0.10%
Additional deduction of qualified R&D expenditures		13.06%	(12.38%)	(10.94%)
Effect of tax holiday and preferential tax rate		(12.91%)	(8.07%)	(9.95%)
Less tax losses carryforward available		(29.26%)
Changes in valuation allowance		(31.70%)	0.93%	5.71%
Effect of income tax rate differences in jurisdictions other than the PRC		0.23%	(0.15%)	(0.17%)
Effective income tax rate		(35.74%)	5.50%	9.75%

[1]	The PRC statutory tax rate is used because the Group’s headquarters and primary management activities are located in PRC.